Long-Term Debt - Interest Only Debt (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Amount		$ 2,478
March 2019 [Member]
Debt Instrument [Line Items]
Maturity Date			Mar. 31, 2019
Amount			$ 2,894
March 2019 [Member] | Interest-Only [Member]
Debt Instrument [Line Items]
Maturity Date		Mar. 31, 2019
Amount			$ 5,650
Rate	[1]		4.75%
July 2017 [Member] | Interest-Only [Member]
Debt Instrument [Line Items]
Maturity Date		Jul. 31, 2017
Rate	[2]	2.48%

[1]	Interest rate varies based on the prime rate plus 1.5%
[2]	Interest rate varies based on the Company's election of (i) the base rate plus, or (ii) LIBOR, plus an applicable margin based on certain financial results of the Company (as defined in the Credit Facility agreement).